CONSOLIDATED STATEMENT OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current assets
Intangible assets	¥ 12,986,876	$ 2,037,924	¥ 13,448,304
Property, plant and equipment	93,427,029	14,660,740	100,712,423
Investment properties	1,814,589	284,749	1,601,876
Right-of-use assets	18,346,136	2,878,909	14,287,838
Investments in joint ventures	3,350,959	525,839	3,374,553
Investments in associates	9,636,634	1,512,198	9,173,410
Other financial assets measured at fair value	239,538	37,589	1,526,703
Deferred tax assets	1,386,147	217,517	1,481,235
Other non-current assets	2,474,946	388,373	3,165,920
Total non-current assets	143,662,854	22,543,838	148,772,262
Current assets
Inventories	18,677,875	2,930,966	19,861,776
Trade and notes receivables	6,904,850	1,083,522	9,313,647
Other current assets	3,953,326	620,363	6,348,401
Other financial assets measured at fair value			17,311
Restricted cash	1,324,748	207,882	1,056,037
Cash and cash equivalents (excluding bank overdrafts)	17,853,244	2,801,564	9,671,477
Total current assets	48,714,043	7,644,297	46,268,649
Total assets	192,376,897	30,188,135	195,040,911
Equity attributable to owners of the Company
Share capital	17,022,673	2,671,229	17,022,673
Other equity instruments	2,498,429	392,058	4,486,429
Other reserves	30,919,358	4,851,922	34,915,968
Retained earnings/(Accumulated losses)	6,824,227	1,070,870	(1,975,753)
Equity attributable to owners of the parent	57,264,687	8,986,079	54,449,317
Non-controlling interests	15,518,810	2,435,240	16,855,847
Total equity	72,783,497	11,421,319	71,305,164
Non-current liabilities
Interest-bearing loans and borrowings	64,095,849	10,058,037	57,518,097
Other non-current liabilities	1,938,240	304,152	2,147,558
Deferred tax liabilities	1,378,519	216,320	1,437,087
Total non-current liabilities	67,412,608	10,578,509	61,102,742
Current liabilities
Trade and notes payables	15,505,443	2,433,142	15,444,354
Other payables and accrued liabilities	9,353,693	1,467,802	10,755,679
Contract liabilities	2,177,072	341,630	1,399,340
Financial liabilities at fair value through profit or loss	68,871	10,807	26,684
Income tax payable	569,591	89,381	299,665
Interest-bearing loans and borrowings	24,506,122	3,845,545	34,707,283
Total current liabilities	52,180,792	8,188,307	62,633,005
Total liabilities	119,593,400	18,766,816	123,735,747
Total equity and liabilities	192,376,897	30,188,135	195,040,911
Net current liabilities	(3,467,000)	(544,010)	(16,364,356)
Total assets less current liabilities	¥ 140,196,105	$ 21,999,828	¥ 132,407,906